FVM - Valuation adjustment reserves on the balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Deferred day-1 profit or loss reserves	$ 404	$ 422	$ 418	$ 269
Own credit adjustments on financial liabilities designated at fair value	$ (1,287)	$ 556	$ (315)